Deposits by Banks (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Deposits From Banks [Abstract]
Schedule of Deposits by Banks

	30 June 2022	31 December 2021
	£m	£m
Items in the course of transmission	447	414
Deposits held as collateral	1,627	931
Other deposits(1)	33,105	32,507
Amounts due to Santander UK subsidiaries	3	3
	35,182	33,855
(1)Includes drawdown from the TFS of £0.0bn (2021:£0.0bn) and drawdown from the TFSME of £31.9bn (2021: £31.9bn